Fair Value of Financial Instruments - Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	R$ 83	R$ 77
Fair value, Ending balance	76,660	49,323
Fair value, Ending balance	322,929	286,646
Total Gains or Losses (Unrealized)		1
Fair value, Beginning balance	23,466
Fair value, Ending balance	41,854	23,466
Fair value, Beginning balance	(27,519)
Fair value, Ending balance	(47,828)	(27,519)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	628	(254)	R$ (128)
Brazilian government securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Ending balance	50,732	27,839
Fair value, Ending balance	219,611	217,058
Level 3 [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	2,833
Fair value, Beginning balance		3,947
Total gains or losses (realized / unrealized), Recognized in the result	43
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(47)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases	76
Purchases		90
Settlements	(68)
Settlements		(353)
Transfers in and / or out of Level	30	0
Transfers in and / or out of Level		(474)
Fair value, Ending balance	34
Fair value, Ending balance		2,833
Total gains or losses (realized / unrealized),Recognized in the result	(1,300)	(377)
Purchases	1,755
Settlements	(907)
Transfers in and / or out of Level	(662)
Fair value, Ending balance	1,719	2,833
Total Gains or Losses (Unrealized)	(307)	(618)
Fair value, Beginning balance	142	436
Total gains or losses (realized / unrealized), Recognized in the result	(78)	(3)
Purchases	274	205
Settlements	(156)	(254)
Transfers in and / or out of Level	(79)	(242)
Fair value, Ending balance	103	142	436
Total Gains or Losses (Unrealized)	(1)	61
Fair value, Beginning balance	(26)	(103)
Total gains or losses (realized / unrealized), Recognized in the result	(17)	40
Purchases	(196)	(148)
Settlements	172	141
Transfers in and / or out of Level	(18)	44
Fair value, Ending balance	(85)	(26)	(103)
Total Gains or Losses (Unrealized)	(2)	6
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(2)
Level 3 [Member] | Debentures [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	1
Level 3 [Member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(3)
Level 3 [Member] | Swap [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	90	369
Total gains or losses (realized / unrealized), Recognized in the result	21	(5)
Purchases	2
Settlements	(2)	(30)
Transfers in and / or out of Level	(79)	(244)
Fair value, Ending balance	32	90	369
Total Gains or Losses (Unrealized)	31	61
Fair value, Beginning balance	(3)	(102)
Total gains or losses (realized / unrealized), Recognized in the result	(51)	(37)
Purchases	(10)
Settlements	36	92
Transfers in and / or out of Level	(18)	44
Fair value, Ending balance	(46)	(3)	(102)
Total Gains or Losses (Unrealized)	(17)	(3)
Level 3 [Member] | Other derivative financial instruments [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		1
Settlements		(1)
Fair value, Ending balance			1
Total gains or losses (realized / unrealized), Recognized in the result	34
Purchases	(186)
Settlements	136
Fair value, Ending balance	(39)
Total Gains or Losses (Unrealized)	15
Level 3 [Member] | Options [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	52	66
Total gains or losses (realized / unrealized), Recognized in the result	(99)	2
Purchases	272	205
Settlements	(154)	(223)
Transfers in and / or out of Level		2
Fair value, Ending balance	71	52	66
Total Gains or Losses (Unrealized)	(32)
Fair value, Beginning balance	(23)	(1)
Total gains or losses (realized / unrealized), Recognized in the result		77
Purchases		(148)
Settlements		49
Fair value, Ending balance		(23)	R$ (1)
Total Gains or Losses (Unrealized)		9
Level 3 [Member] | Brazilian government securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance		1
Fair value, Ending balance	0
Fair value, Ending balance	0
Total gains or losses (realized / unrealized),Recognized in the result		(1)
Level 3 [Member] | Corporate securities [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	2,833
Fair value, Beginning balance		3,946
Total gains or losses (realized / unrealized), Recognized in the result	43
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(47)	0
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases	76
Purchases		90
Settlements	(68)
Settlements		(353)
Transfers in and / or out of Level	30
Transfers in and / or out of Level		(474)
Fair value, Ending balance	34
Fair value, Ending balance		2,833
Total gains or losses (realized / unrealized),Recognized in the result	(1,300)	(376)
Purchases	1,755
Settlements	(907)
Transfers in and / or out of Level	(662)
Fair value, Ending balance	1,719	2,833
Total Gains or Losses (Unrealized)	(307)	(618)
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	(2)
Level 3 [Member] | Corporate securities [member] | Shares [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,268
Fair value, Beginning balance		2,019
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Settlements		(203)
Transfers in and / or out of Level		(582)
Fair value, Ending balance		1,268
Total gains or losses (realized / unrealized),Recognized in the result	(285)	34
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Transfers in and / or out of Level	(983)
Fair value, Ending balance	0	1,268
Total Gains or Losses (Unrealized)		(442)
Level 3 [Member] | Corporate securities [member] | Real estate receivables certificates [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	1,411
Fair value, Beginning balance		1,795
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases	26
Purchases		57
Settlements		(89)
Transfers in and / or out of Level		7
Fair value, Ending balance	26
Fair value, Ending balance		1,411
Total gains or losses (realized / unrealized),Recognized in the result	(487)	(359)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Purchases	573
Settlements	(53)
Fair value, Ending balance	1,444	1,411
Total Gains or Losses (Unrealized)	29	19
Level 3 [Member] | Corporate securities [member] | Debentures [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	85
Fair value, Beginning balance		122
Total gains or losses (realized / unrealized), Recognized in the result	(2)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	6
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Purchases	50
Settlements	(54)
Settlements		(53)
Transfers in and / or out of Level	0
Transfers in and / or out of Level		57
Fair value, Ending balance	0
Fair value, Ending balance		85
Total gains or losses (realized / unrealized),Recognized in the result	(504)	(41)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases	604
Settlements	(222)
Transfers in and / or out of Level	262
Fair value, Ending balance	225	85
Total Gains or Losses (Unrealized)	(336)	(196)
Level 3 [Member] | Corporate securities [member] | Eurobonds and others [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	31
Total gains or losses (realized / unrealized), Recognized in the result	45
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	(53)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases		20
Settlements	(14)
Settlements		(2)
Transfers in and / or out of Level	30
Transfers in and / or out of Level		11
Fair value, Ending balance	8
Fair value, Ending balance		31
Total gains or losses (realized / unrealized),Recognized in the result	(4)	2
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Purchases	3
Settlements	(51)
Transfers in and / or out of Level	28
Fair value, Ending balance	7	31
Level 3 [Member] | Corporate securities [member] | Other [Member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	33
Fair value, Beginning balance		10
Purchases		13
Settlements		(6)
Transfers in and / or out of Level	28
Fair value, Ending balance		33
Total gains or losses (realized / unrealized),Recognized in the result	(26)	(12)
Total gains or losses (realized / unrealized), Recognized in other comprehensive income		0
Purchases	567
Settlements	(575)
Transfers in and / or out of Level	31
Fair value, Ending balance	30	33
Level 3 [Member] | Corporate securities [member] | Financial credit bills [member]
Disclosure Of Fair Value Gains And Losses Of Derivative Financial Instruments [Line Items]
Fair value, Beginning balance	5
Transfers in and / or out of Level		5
Fair value, Ending balance		5
Total gains or losses (realized / unrealized),Recognized in the result	6
Total gains or losses (realized / unrealized), Recognized in other comprehensive income	0
Purchases	8
Settlements	(6)
Fair value, Ending balance	R$ 13	R$ 5